Cover	May 04, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 04, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	333-220706
Entity Registrant Name	SOUTH EAST ASIA DEVELOPMENT CORP.
Entity Central Index Key	0001673431
Entity Tax Identification Number	81-1002497
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	Unit 2102, One Global Place
Entity Address, Address Line Two	5th Avenue Corner 25th Street
Entity Address, City or Town	BCG, Taguig City
Entity Address, Country	PH
Entity Address, Postal Zip Code	1630
City Area Code	+63
Local Phone Number	(2) 79433419
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false